Quarterly Holdings Report
for
Fidelity® Strategic Real Return Fund
December 31, 2023
RRS-NPRT1-0224
1.825846.118
Nonconvertible Bonds - 4.2%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment, Inc. 8.125% 7/1/27 (b)	535,000	548,428
Hilton Domestic Operating Co., Inc. 4% 5/1/31 (b)	350,000	320,574
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	395,000	349,655
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (b)	285,000	251,145
Times Square Hotel Trust 8.528% 8/1/26 (b)	175,814	175,261
		1,645,063
Household Durables - 0.1%
LGI Homes, Inc. 4% 7/15/29 (b)	170,000	146,625
TRI Pointe Homes, Inc. 5.25% 6/1/27	100,000	98,250
		244,875
TOTAL CONSUMER DISCRETIONARY		1,889,938
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/28 (b)	250,000	266,258
FINANCIALS - 0.1%
Financial Services - 0.1%
Brixmor Operating Partnership LP 4.05% 7/1/30	350,000	327,058
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/31	250,000	204,498
REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.4%
American Homes 4 Rent LP:
2.375% 7/15/31	750,000	618,670
3.625% 4/15/32	1,000,000	895,582
American Tower Corp.:
2.7% 4/15/31	750,000	644,032
3.8% 8/15/29	1,250,000	1,186,674
4.05% 3/15/32	750,000	702,200
5.55% 7/15/33	250,000	258,657
CBL & Associates LP 5.95% (c)(d)	132,000	0
Crown Castle International Corp.:
2.25% 1/15/31	1,250,000	1,035,073
2.5% 7/15/31	500,000	416,861
3.8% 2/15/28	100,000	94,992
EPR Properties:
3.6% 11/15/31	250,000	207,342
4.95% 4/15/28	250,000	237,005
Equinix, Inc.:
2.15% 7/15/30	500,000	423,615
3.2% 11/18/29	750,000	688,824
3.9% 4/15/32	250,000	232,094
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32	250,000	211,063
4% 1/15/31	500,000	450,317
5.3% 1/15/29	1,000,000	994,218
Invitation Homes Operating Partnership LP:
2% 8/15/31	750,000	596,821
4.15% 4/15/32	1,000,000	918,910
MPT Operating Partnership LP/MPT Finance Corp. 4.625% 8/1/29	915,000	657,941
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	500,000	424,810
4.5% 4/1/27	83,000	79,625
Public Storage 5.1% 8/1/33	500,000	517,600
SBA Communications Corp. 3.125% 2/1/29	500,000	449,248
Spirit Realty LP 4% 7/15/29	250,000	237,190
Sun Communities Operating LP:
2.7% 7/15/31	1,000,000	833,253
4.2% 4/15/32	4,000	3,648
5.7% 1/15/33	250,000	253,078
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29 (b)	435,000	313,920
10.5% 2/15/28 (b)	235,000	238,244
Uniti Group, Inc. 6% 1/15/30 (b)	105,000	73,386
Ventas Realty LP 4.75% 11/15/30	250,000	242,227
VICI Properties LP 5.125% 5/15/32	1,250,000	1,218,505
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (b)	500,000	471,125
Welltower OP LLC 3.85% 6/15/32	500,000	462,321
Weyerhaeuser Co. 4% 4/15/30	250,000	238,063
		17,527,134
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)	285,000	283,575
Extra Space Storage LP 2.35% 3/15/32	500,000	407,559
Howard Hughes Corp. 4.125% 2/1/29 (b)	40,000	35,668
Kennedy-Wilson, Inc. 4.75% 3/1/29	430,000	359,016
		1,085,818
TOTAL REAL ESTATE		18,612,952
TOTAL NONCONVERTIBLE BONDS (Cost $22,159,708)		21,300,704

U.S. Treasury Inflation-Protected Obligations - 23.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	1,794,000	1,314,382
0.125% 2/15/52	2,380,000	1,615,108
0.25% 2/15/50	70,000	54,689
0.625% 2/15/43	2,197,000	2,299,234
0.75% 2/15/42	248,000	273,997
0.75% 2/15/45	1,390,000	1,421,626
0.875% 2/15/47	523,000	525,980
1% 2/15/46	53,000	56,365
1% 2/15/48	989,000	996,908
1% 2/15/49	1,980,000	1,951,249
1.375% 2/15/44	2,390,000	2,823,240
1.75% 1/15/28	682,000	995,773
2% 1/15/26	753,000	1,158,355
2.125% 2/15/40	794,000	1,161,905
2.125% 2/15/41	1,035,000	1,494,787
2.375% 1/15/25	828,000	1,341,067
2.375% 1/15/27	721,000	1,110,073
2.5% 1/15/29	1,249,000	1,851,009
3.375% 4/15/32	20,000	38,808
3.625% 4/15/28	890,000	1,814,277
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/25	2,131,000	2,448,029
0.125% 10/15/25	2,584,000	2,946,794
0.125% 4/15/26	2,657,000	2,967,707
0.125% 7/15/26	2,697,000	3,299,294
0.125% 10/15/26	1,925,000	2,058,717
0.125% 4/15/27	5,240,000	5,367,044
0.125% 1/15/30	3,123,000	3,386,688
0.125% 7/15/30	2,784,000	3,019,825
0.125% 1/15/31	3,250,000	3,430,684
0.125% 7/15/31	4,596,000	4,693,372
0.125% 1/15/32	4,250,000	4,145,733
0.25% 1/15/25	3,231,000	4,074,351
0.25% 7/15/29	3,663,000	4,073,728
0.375% 7/15/25	4,353,000	5,472,561
0.375% 1/15/27	4,303,000	5,209,732
0.375% 7/15/27	1,799,000	2,150,743
0.5% 1/15/28	6,157,000	7,269,615
0.625% 1/15/26	3,282,000	4,101,141
0.625% 7/15/32	3,930,000	3,804,571
0.75% 7/15/28	4,246,000	4,982,553
0.875% 1/15/29	2,713,000	3,164,969
1.125% 1/15/33	4,950,000	4,840,460
1.25% 4/15/28	2,310,000	2,308,616
1.375% 7/15/33	4,350,000	4,275,966
1.5% 2/15/53	1,020,000	958,236
2.375% 10/15/28	2,510,000	2,597,794
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $131,383,485)		121,347,755

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(d)(e)(f)	134,251	1
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	85,000	79,644
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (b)	85,157	65,194
Series 2021-2 Class G, 4.505% 12/17/26 (b)	181,863	157,539
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/39 (b)	100,000	88,286
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	250,000	236,816
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	221,000	209,715
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	201,000	198,290
Class E2, 6.863% 6/17/39 (b)	336,000	329,988
Progress Residential Trust:
Series 2021-SFR6 Class F, 3.422% 7/17/38 (b)	100,000	88,764
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)	100,000	91,782
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.8618% 5/17/24 (b)(e)(g)	500,000	485,656
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	238,000	223,850
Class E2, 5.739% 4/17/39 (b)	295,000	277,737
TOTAL ASSET-BACKED SECURITIES (Cost $2,666,095)		2,533,262

Commercial Mortgage Securities - 3.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class E, CME Term SOFR 1 Month Index + 3.860% 9.2265% 9/15/38 (b)(e)(g)	106,000	84,358
BANK:
sequential payer:
Series 2021-BN35 Class A5, 2.285% 6/15/64	134,000	111,277
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	180,000	98,252
Class E, 2.5% 6/15/55 (b)	141,000	66,930
Series 2022-BNK44, Class A5, 5.7452% 11/15/55 (e)	100,000	105,675
Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (d)(e)	264,000	105,311
Series 2021-BN38 Class C, 3.2174% 12/15/64 (e)	554,000	368,363
Series 2022-BNK41, Class C, 3.7901% 4/15/65 (e)	567,000	398,664
Series 2022-BNK42 Class C, 4.7222% 6/15/55 (e)	500,000	390,116
BBCMS Mortgage Trust:
sequential payer Series 2022-C17 Class D, 2.5% 9/15/55 (b)(d)	163,000	82,610
Series 2020-C7 Class C, 3.6022% 4/15/53 (e)	500,000	333,923
Series 2022-C15, Class A5, 3.662% 4/15/55	178,000	161,386
Series 2022-C16 Class C, 4.6% 6/15/55 (e)	750,000	567,153
Benchmark Mortgage Trust:
sequential payer Series 2022-B36 Class A5, 4.4699% 7/15/55	100,000	95,488
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (b)(e)	63,000	54,382
Series 2020-IG2 Class D, 3.2931% 9/15/48 (b)(e)	417,000	121,391
Series 2022-B36 Class D, 2.5% 7/15/55 (b)(d)	250,000	117,107
Series 2023-C5 Class B, 6.4762% 6/15/56 (e)	250,000	258,394
BMO Mortgage Trust Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (b)(e)	84,000	52,372
Class 360E, 3.9387% 2/17/55 (b)(e)	105,000	62,648
BX Commercial Mortgage Trust:
floater:
Series 2019-XL:
Class G, CME Term SOFR 1 Month Index + 2.410% 7.7763% 10/15/36 (b)(e)(g)	386,750	380,851
Class J, CME Term SOFR 1 Month Index + 2.760% 8.1263% 10/15/36 (b)(e)(g)	145,350	142,978
Series 2021-CIP Class F, CME Term SOFR 1 Month Index + 3.330% 8.6955% 12/15/38 (b)(e)(g)	210,000	201,560
Series 2021-PAC Class G, CME Term SOFR 1 Month Index + 3.060% 8.4226% 10/15/36 (b)(e)(g)	198,000	186,839
Series 2021-SOAR:
Class F, CME Term SOFR 1 Month Index + 2.460% 7.8265% 6/15/38 (b)(e)(g)	444,706	425,714
Class J, CME Term SOFR 1 Month Index + 3.860% 9.2265% 6/15/38 (b)(e)(g)	557,043	526,831
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2788% 5/15/38 (b)(e)(g)	251,691	238,411
Class G, CME Term SOFR 1 Month Index + 4.060% 9.4288% 5/15/38 (b)(e)(g)	151,922	144,592
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8763% 9/15/36 (b)(e)(g)	100,000	95,303
Class G, CME Term SOFR 1 Month Index + 2.960% 8.3263% 9/15/36 (b)(e)(g)	105,000	99,238
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.7118% 1/15/39 (b)(e)(g)	100,000	96,427
Class G, CME Term SOFR 1 Month Index + 4.200% 9.5618% 1/15/39 (b)(e)(g)	100,000	96,102
Series 2019-OC11 Class E, 3.944% 12/9/41 (b)(e)	284,000	240,688
Series 2020-VIVA Class E, 3.5488% 3/11/44 (b)(e)	789,000	625,214
BX Trust floater:
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4765% 1/15/34 (b)(e)(g)	257,464	249,290
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3765% 1/15/34 (b)(e)(g)	130,265	127,576
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6608% 1/15/39 (b)(e)(g)	157,000	145,770
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/40 (b)(e)	250,000	245,886
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	150,000	119,539
Series 2012-CR1 Class G, 2.462% 5/15/45 (b)(d)	19,016	367
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)(d)	56,000	33,515
Series 2019-CD4 Class C, 4.3497% 5/10/50 (e)	232,000	170,154
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6932% 6/15/34 (b)(d)(g)	80,000	30,161
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.432% 6/15/50 (b)(e)	156,000	105,069
Series 2019-C16 Class C, 4.2371% 6/15/52 (e)	750,000	595,995
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class F, CME Term SOFR 1 Month Index + 2.780% 8.1435% 11/15/38 (b)(e)(g)	478,443	458,027
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0914% 11/15/38 (b)(e)(g)	209,756	195,644
GS Mortgage Securities Trust:
floater Series 2019-70P:
Class E, CME Term SOFR 1 Month Index + 2.310% 7.9265% 10/15/36 (b)(e)(g)	139,000	127,014
Class F, CME Term SOFR 1 Month Index + 2.760% 8.3765% 10/15/36 (b)(e)(g)	218,000	196,634
Series 2011-GC5:
Class E, 5.1531% 8/10/44 (b)(e)	63,000	6,500
Class F, 4.5% 8/10/44 (b)(d)	42,000	126
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(e)	900,000	831,872
Class F, 4.1935% 11/5/38 (b)(e)	163,000	147,391
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	100,000	91,977
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.4908% 9/15/39 (b)(e)(g)	330,000	330,410
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)(d)	54,000	43,368
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2021-MHC Class F, CME Term SOFR 1 Month Index + 3.060% 8.4265% 4/15/38 (b)(e)(g)	210,000	203,099
sequential payer Series 2021-1MEM Class E, 2.6535% 10/9/42 (b)(e)	100,000	55,842
Series 2011-C3 Class E, 5.5255% 2/15/46 (b)(e)	200,000	75,957
Series 2012-CBX Class G 4% 6/15/45 (b)(d)	151,000	40,015
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.4265% 8/15/38 (b)(e)(g)	99,282	89,746
Merit floater Series 2021-STOR:
Class G, CME Term SOFR 1 Month Index + 2.860% 8.2265% 7/15/38 (b)(e)(g)	105,000	100,241
Class J, CME Term SOFR 1 Month Index + 4.060% 9.4265% 7/15/38 (b)(e)(g)	100,000	95,211
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0774% 4/15/38 (b)(e)(g)	92,249	89,703
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6774% 4/15/38 (b)(e)(g)	184,498	177,325
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class F, CME Term SOFR 1 Month Index + 3.250% 8.621% 1/15/27 (b)(e)(g)	91,161	86,718
Morgan Stanley Capital I Trust:
sequential payer Series 2021-L5 Class C, 3.156% 5/15/54	513,000	361,817
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(e)	189,687	171,426
Class F, 5.2113% 6/15/44 (b)(d)(e)	343,000	135,050
Class XB, 0.4577% 6/15/44 (b)(e)(f)	5,312,591	18,128
Series 2011-C3 Class G, 4.944% 7/15/49 (b)(d)(e)	112,000	79,664
Series 2017-H1 Class C, 4.281% 6/15/50	231,000	192,273
Series 2020-L4, Class C, 3.536% 2/15/53	542,000	367,620
MSWF Commercial Mortgage Trust sequential payer Series 2023-1:
Class A5, 5.752% 5/15/56	1,000,000	1,053,558
Class B, 6.6828% 5/15/56 (e)	250,000	260,198
Open Trust 2023-Air sequential payer Series 2023-AIR Class D, CME Term SOFR 1 Month Index + 6.680% 12.0456% 10/15/28 (b)(e)(g)	246,881	246,891
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8745% 10/15/36 (b)(e)(g)	205,406	194,577
Class J, CME Term SOFR 1 Month Index + 3.460% 8.8225% 10/15/36 (b)(e)(g)	61,227	57,026
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, CME Term SOFR 1 Month Index + 2.710% 8.0765% 7/15/38 (b)(e)(g)	100,000	78,138
Class G, CME Term SOFR 1 Month Index + 4.460% 9.8265% 7/15/38 (b)(d)(e)(g)	100,000	64,659
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (b)	350,000	273,035
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.8202% 12/15/37 (b)(e)(g)	250,000	241,140
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	164,358	167,460
SG Commercial Mortgage Securities Trust Series 2020-COVE:
Class F, 3.7276% 3/15/37 (b)(e)	150,000	128,564
Class G, 3.7276% 3/15/37 (b)(e)	100,000	84,782
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7423% 10/15/38 (b)(e)(g)	198,000	185,621
Series 2021-MFP Class G, CME Term SOFR 1 Month Index + 3.080% 8.4501% 11/15/38 (b)(e)(g)	120,565	114,931
Series 2021-MFP2:
Class F, CME Term SOFR 1 Month Index + 2.730% 8.0947% 11/15/36 (b)(e)(g)	100,000	95,231
Class J, CME Term SOFR 1 Month Index + 4.020% 9.392% 11/15/36 (b)(e)(g)	128,000	123,155
Series 2021-PALM Class G, CME Term SOFR 1 Month Index + 3.730% 9.0926% 10/15/34 (b)(e)(g)	164,000	156,166
STWD Trust floater sequential payer Series 2021-LIH:
Class F, CME Term SOFR 1 Month Index + 3.660% 9.027% 11/15/36 (b)(e)(g)	100,000	94,695
Class G, CME Term SOFR 1 Month Index + 4.310% 9.676% 11/15/36 (b)(e)(g)	42,000	39,595
TPGI Trust floater Series 2021-DGWD Class E, CME Term SOFR 1 Month Index + 2.460% 7.8345% 6/15/26 (b)(e)(g)	402,400	385,215
Wells Fargo Commercial Mortgage Trust:
Series 2018-C44 Class D, 3% 5/15/51 (b)(d)	535,000	330,872
Series 2019-C52:
Class B, 3.375% 8/15/52	785,000	638,731
Class C, 3.561% 8/15/52	100,000	75,661
Series 2020-C58 Class C, 3.162% 7/15/53	1,000,000	679,927
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0542% 3/15/45 (b)(e)	220,000	121,543
WFCM Series 2022-C62:
Class C, 4.3511% 4/15/55 (e)	500,000	378,629
Class D, 2.5% 4/15/55 (b)	294,000	140,661
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (b)(e)	140,000	117,479
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,979,154)		20,256,808

Common Stocks - 15.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)	7,667	301,873
Helios Towers PLC (h)	84,730	96,121
		397,994
CONSUMER STAPLES - 0.7%
Food Products - 0.7%
Bunge Global SA	6,660	672,327
Darling Ingredients, Inc. (h)	12,020	599,077
JBS SA	350,640	1,798,098
Pilgrim's Pride Corp. (h)	9,160	253,366
Wilmar International Ltd.	169,140	457,533
		3,780,401
ENERGY - 5.6%
Energy Equipment & Services - 0.5%
Diamond Offshore Drilling, Inc. (h)	51,390	668,070
Noble Corp. PLC	29,020	1,397,603
Valaris Ltd. (h)	9,120	625,358
		2,691,031
Oil, Gas & Consumable Fuels - 5.1%
Antero Resources Corp. (h)	103,161	2,339,691
Canadian Natural Resources Ltd.	32,470	2,127,256
Cenovus Energy, Inc. (Canada)	145,190	2,419,377
Cheniere Energy, Inc.	2,056	350,980
Energy Transfer LP	206,935	2,855,703
Exxon Mobil Corp.	47,970	4,796,041
Gulfport Energy Corp. (h)	500	66,600
Mach Natural Resources LP	15,700	258,893
MEG Energy Corp. (h)	78,360	1,399,782
Petroleo Brasileiro SA - Petrobras (ON)	105,680	848,033
Range Resources Corp.	39,960	1,216,382
Shell PLC (London)	133,893	4,382,865
Targa Resources Corp.	12,930	1,123,229
The Williams Companies, Inc.	7,596	264,569
TotalEnergies SE	20,320	1,381,827
		25,831,228
TOTAL ENERGY		28,522,259
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer AG	11,330	420,387
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc.	8,931	308,209
Republic Services, Inc.	1,293	213,229
Waste Connections, Inc. (United States)	1,235	184,348
		705,786
Construction & Engineering - 0.0%
Ferrovial SE	3,713	135,348
Electrical Equipment - 0.0%
GrafTech International Ltd.	46,190	101,156
Sunrun, Inc. (h)	3,802	74,633
		175,789
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd.	515	40,716
CSX Corp.	2,651	91,910
Norfolk Southern Corp.	197	46,567
Union Pacific Corp.	409	100,459
		279,652
Transportation Infrastructure - 0.1%
Aena SME SA (b)	3,304	598,547
TOTAL INDUSTRIALS		1,895,122
MATERIALS - 7.8%
Chemicals - 1.2%
Albemarle Corp.	400	57,792
CF Industries Holdings, Inc.	6,090	484,155
Corteva, Inc.	49,690	2,381,145
FMC Corp.	13,100	825,955
Nutrien Ltd.	43,630	2,458,005
		6,207,052
Containers & Packaging - 0.2%
Billerud AB	22,400	227,419
Smurfit Kappa Group PLC	17,600	697,131
		924,550
Metals & Mining - 4.8%
Agnico Eagle Mines Ltd. (Canada)	21,005	1,151,665
Alamos Gold, Inc.	62,750	843,896
Alcoa Corp.	2,200	74,800
Anglo American Platinum Ltd.	6,083	319,280
Anglo American PLC (United Kingdom)	39,470	987,804
BHP Group Ltd. (London)	67,074	2,299,412
Champion Iron Ltd.	353,540	1,990,422
ERO Copper Corp. (h)	32,590	515,272
First Quantum Minerals Ltd.	115,895	948,991
Franco-Nevada Corp.	4,910	543,859
Glencore PLC	437,140	2,627,669
Impala Platinum Holdings Ltd.	122,030	605,998
Northam Platinum Holdings Ltd.	258,070	1,955,442
Reliance Steel & Aluminum Co.	10,240	2,863,923
Sigma Lithium Corp. (h)	12,575	396,490
Stelco Holdings, Inc.	400	15,151
Sumitomo Metal Mining Co. Ltd.	6,880	204,321
Teck Resources Ltd. Class B (sub. vtg.)	84,890	3,588,309
Wheaton Precious Metals Corp.	56,730	2,798,717
		24,731,421
Paper & Forest Products - 1.6%
Interfor Corp. (h)	40,960	725,815
Mondi PLC	13	255
Stora Enso Oyj (R Shares)	88,600	1,225,070
Suzano Papel e Celulose SA	71,340	816,997
Svenska Cellulosa AB SCA (B Shares)	72,290	1,082,983
UPM-Kymmene Corp.	83,790	3,150,549
West Fraser Timber Co. Ltd.	16,500	1,411,600
		8,413,269
TOTAL MATERIALS		40,276,292
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	1,124	242,649
Crown Castle International Corp.	795	91,576
Equinix, Inc.	254	204,569
Londonmetric Properity PLC	43,542	106,284
Prologis (REIT), Inc.	1,158	154,361
Segro PLC	14,249	160,992
Tritax Big Box REIT PLC	41,928	90,266
Urban Logistics REIT PLC	42,473	68,972
		1,119,669
UTILITIES - 0.5%
Electric Utilities - 0.3%
Constellation Energy Corp.	1,356	158,503
Iberdrola SA	11,493	150,751
Kansai Electric Power Co., Inc.	5,979	79,354
NextEra Energy, Inc.	6,930	420,928
Southern Co.	6,156	431,659
SSE PLC	5,507	129,998
Xcel Energy, Inc.	1,844	114,162
		1,485,355
Independent Power and Renewable Electricity Producers - 0.1%
EDP Renovaveis SA	8,175	167,184
RWE AG	4,186	190,298
Solaria Energia y Medio Ambiente SA (h)	4,769	97,977
The AES Corp.	2,877	55,382
		510,841
Multi-Utilities - 0.1%
National Grid PLC	22,965	309,369
Sempra	3,545	264,918
		574,287
TOTAL UTILITIES		2,570,483
TOTAL COMMON STOCKS (Cost $73,212,756)		78,982,607

Preferred Stocks - 2.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Great Ajax Corp. 7.25%	16,367	400,828

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	37,584
RLJ Lodging Trust Series A, 1.95%	400	10,008
		47,592
TOTAL CONVERTIBLE PREFERRED STOCKS		448,420
Nonconvertible Preferred Stocks - 2.6%
FINANCIALS - 1.1%
Mortgage Real Estate Investment Trusts - 1.1%
AGNC Investment Corp.:
6.125%(e)	7,000	152,670
Series C, CME Term SOFR 3 Month Index + 5.110% 7.00%(e)(g)	14,200	352,586
Series E, 6.50%(e)	17,400	403,332
Series G, 7.75%(e)	16,000	347,040
Annaly Capital Management, Inc.:
6.75%(e)	8,600	209,496
Series F, 3 month U.S. LIBOR + 4.990% 6.95%(e)(g)	18,800	473,008
Series G, 3 month U.S. LIBOR + 4.170% 6.50%(e)(g)	23,000	570,170
Arbor Realty Trust, Inc.:
Series D, 6.375%	1,500	26,670
Series F, 6.25%(e)	13,000	244,400
Armour Residential REIT, Inc. Series C 7.00%	1,000	20,500
Chimera Investment Corp.:
8.00%(e)	5,000	117,000
Series B, 8.00%(e)	23,187	545,358
Series C, 7.75%(e)	8,700	173,913
Dynex Capital, Inc. Series C 6.90% (e)	23,400	540,540
Ellington Financial LLC 6.75% (e)	2,000	45,700
PennyMac Mortgage Investment Trust:
6.75%	1,300	25,584
8.125%(e)	5,700	136,344
Series B, 8.00%(e)	9,300	219,945
Rithm Capital Corp.:
7.125%(e)	6,200	143,840
Series A, 7.50%(e)	14,700	352,213
Series C, 6.375%(e)	10,300	217,330
Series D, 7.00%(e)	2,700	59,427
Two Harbors Investment Corp.:
Series A, 8.125%(e)	6,938	155,897
Series B, 7.625%(e)	6,320	136,954
		5,669,917
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Agree Realty Corp. 4.375%	1,500	28,125
American Homes 4 Rent Series G, 5.875%	5,200	125,944
Armada Hoffler Properties, Inc. 6.75%	6,000	142,860
Ashford Hospitality Trust, Inc.:
Series H, 7.50%	1,400	20,300
Series I, 7.50%	1,200	16,800
Cedar Realty Trust, Inc.:
7.25%	1,673	20,913
Series C, 6.50%	4,900	61,933
CTO Realty Growth, Inc. 6.375%	1,000	20,100
DiamondRock Hospitality Co. 8.25%	11,337	285,579
Digital Realty Trust, Inc.:
5.25%	5,800	129,804
Series L, 5.20%	12,700	279,146
Gladstone Commercial Corp.:
6.625%	3,600	74,700
Series G, 6.00%	18,200	353,810
Global Medical REIT, Inc. Series A, 7.50%	2,100	53,529
Global Net Lease, Inc.:
7.50%	16,700	363,225
Series A, 7.25%	9,300	204,863
Series B 6.875%	2,200	45,606
Series E, 7.375%	10,000	219,700
Healthcare Trust, Inc.:
7.125%	2,000	31,600
Series A 7.375%	4,200	68,502
Hudson Pacific Properties, Inc. Series C, 4.75%	18,100	252,495
Kimco Realty Corp.:
5.125%	11,600	270,976
Series M, 5.25%	16,500	386,265
National Storage Affiliates Trust Series A, 6.00%	200	4,772
Pebblebrook Hotel Trust:
6.30%	10,273	224,876
6.375%	17,200	366,360
6.375%	8,700	189,834
Series H, 5.70%	10,600	200,234
Pennsylvania (REIT):
Series B, 7.375%(h)	4,082	1,634
Series D, 6.875%(h)	2,500	975
Public Storage:
4.00%	1,200	21,456
4.00%	3,800	68,818
Series F, 5.15%	3,200	75,872
Series G, 5.05%	6,000	142,380
Series I, 4.875%	6,000	134,340
Series J, 4.70%	1,500	32,303
Series K, 4.75%	20,400	437,376
Series M, 4.125%	1,000	18,900
Regency Centers Corp.:
5.875%	2,000	47,600
Series A, 6.25%	4,500	110,745
Rexford Industrial Realty, Inc.:
Series B, 5.875%	1,200	28,224
Series C, 5.625%	4,400	98,120
Saul Centers, Inc. Series D, 6.125%	1,300	30,550
SITE Centers Corp. 6.375%	5,500	127,875
Sotherly Hotels, Inc. Series C, 7.875%	1,700	35,700
Spirit Realty Capital, Inc. Series A, 6.00%	6,700	159,326
Summit Hotel Properties, Inc.:
Series E, 6.25%	6,800	148,240
Series F, 5.875%	4,000	81,800
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	3,500	76,545
Series I, 5.70%	9,600	205,632
UMH Properties, Inc. Series D, 6.375%	3,900	88,491
Vornado Realty Trust Series L, 5.40%	1,000	15,620
		6,631,373
Real Estate Management & Development - 0.2%
Digitalbridge Group, Inc.:
Series H, 7.125%	12,830	295,347
Series I, 7.15%	17,600	409,376
Series J, 7.15%	15,200	347,320
		1,052,043
TOTAL REAL ESTATE		7,683,416

TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,353,333
TOTAL PREFERRED STOCKS (Cost $14,621,062)		13,801,753

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.706% 12/16/28 (e)(g)(i) (Cost $4,891)	4,900	4,876

Equity Funds - 23.1%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (j)	802,737	70,905,777
Fidelity Real Estate Equity Central Fund (j)	372,998	47,904,160
TOTAL EQUITY FUNDS (Cost $136,161,617)		118,809,937

Fixed-Income Funds - 25.7%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (j) (Cost $131,901,373)	1,336,497	131,698,426

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(d) (Cost $594,368)	500,000	0

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (k) (Cost $4,943,123)	4,942,134	4,943,123

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $540,627,632)	513,679,251
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(353,814)
NET ASSETS - 100.0%	513,325,437

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,494,041 or 3.8% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	5,257,233	38,330,096	38,644,206	80,791	-	-	4,943,123	0.0%
Fidelity Commodity Strategy Central Fund	80,369,516	1,489,874	6,004,028	1,489,875	(1,823,513)	(3,126,072)	70,905,777	35.0%
Fidelity Floating Rate Central Fund	139,118,660	3,413,822	11,499,123	3,413,822	(236,613)	901,680	131,698,426	8.8%
Fidelity Real Estate Equity Central Fund	48,764,668	3,281,197	10,960,137	737,405	(650,720)	7,469,152	47,904,160	4.8%
Fidelity Securities Lending Cash Central Fund 5.40%	-	275,419	275,419	11	-	-	-	0.0%
Total	273,510,077	46,790,408	67,382,913	5,721,904	(2,710,846)	5,244,760	255,451,486

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Inflation-Protected Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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